Income Taxes (Details) - Schedule of prepaid and deferred tax assets and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020
Schedule of prepaid and deferred tax assets and liabilities [Abstract]
Prepaid income taxes (accrued tax liability)	$ 39,000	$ (24,000)
Deferred tax asset (liability)		635,000		$ 157,052
Income tax (benefit)/expense	$ 267,000	$ (1,202,000)